Derivatives - Summary of Detailed Information about Hedging Instruments (Detail) € in Millions	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Interest rate contracts [member] | Fair value hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Notional	109	113
Assets	€ 1	€ 0
Liabilities	4	4
Changes in fair value used for calculating hedge ineffectiveness	€ 0	€ (3)
Interest rate contracts [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Notional	5,540	6,738
Assets	€ 42	€ 55
Liabilities	950	1,102
Changes in fair value used for calculating hedge ineffectiveness	€ 106	€ (383)
Foreign exchange contracts [member] | Fair value hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Notional	8	8
Assets	€ 4	€ 3
Liabilities	0	0
Changes in fair value used for calculating hedge ineffectiveness	€ 1	€ 0
Foreign exchange contracts [member] | Cash flow hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Notional	956	876
Assets	€ 105	€ 149
Liabilities	11	6
Changes in fair value used for calculating hedge ineffectiveness	€ (44)	€ 116
Foreign exchange - FX forward [member] | Net investment hedges [member]
Disclosure of detailed information about hedging instruments [line items]
Notional	(9)	14
Assets	€ 39	€ 118
Liabilities	48	104
Changes in fair value used for calculating hedge ineffectiveness	€ 0	€ 0